Investment Portfolio - July 31, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS - 32.0%

Communication Services - 2.9%
Entertainment - 1.1%
Activision Blizzard, Inc.[2]	40,230	$3,324,205
Electronic Arts, Inc.*2	19,910	2,819,654
Nexon Co. Ltd. (Japan)	131,300	3,373,335
		9,517,194
Interactive Media & Services - 1.2%
Alphabet, Inc. - Class A*	2,130	3,169,334
Facebook, Inc. - Class A*	13,450	3,411,862
Tencent Holdings Ltd. - Class H (China)	44,700	3,066,340
		9,647,536
Media - 0.6%
Charter Communications, Inc. - Class A*	5,620	3,259,600
Comcast Corp. - Class A	46,104	1,973,251
		5,232,851
Total Communication Services		24,397,581
Consumer Discretionary - 3.4%
Automobiles - 0.1%
Honda Motor Co. Ltd. - ADR (Japan)	40,462	985,250
Hotels, Restaurants & Leisure - 0.5%
Compass Group plc - ADR (United
Kingdom)	106,180	1,470,646
Hilton Worldwide Holdings, Inc.	24,590	1,845,479
InterContinental Hotels Group plc - ADR
(United Kingdom)	16,485	768,696
Wyndham Hotels & Resorts, Inc.	5,960	263,194
		4,348,015
Household Durables - 0.1%
Nikon Corp. (Japan)	161,900	1,131,912
Internet & Direct Marketing Retail - 1.7%
Alibaba Group Holding Ltd. - ADR
(China)*	14,300	3,589,586
Amazon.com, Inc.*	1,610	5,095,135
Booking Holdings, Inc.*	975	1,620,577
Expedia Group, Inc.	49,825	4,036,323
		14,341,621
Multiline Retail - 0.2%
Dollar Tree, Inc.*	17,875	1,668,631
Specialty Retail - 0.4%
The Home Depot, Inc.	13,305	3,532,344
Textiles, Apparel & Luxury Goods - 0.4%
adidas AG (Germany)*	5,710	1,574,692
lululemon athletica, Inc.*	4,880	1,588,879
		3,163,571
Total Consumer Discretionary		29,171,344
	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples - 4.1%
Beverages - 1.1%
Anheuser-Busch InBev S.A./N.V.
(Belgium)	29,120	$1,581,313
The Coca-Cola Co.	81,760	3,862,342
Diageo plc - ADR (United Kingdom)	7,722	1,136,987
Diageo plc (United Kingdom)	30,840	1,128,459
PepsiCo, Inc.	11,915	1,640,219
		9,349,320
Food & Staples Retailing - 0.5%
Sysco Corp.	27,905	1,474,779
Walmart, Inc.	23,136	2,993,799
		4,468,578
Food Products - 1.2%
General Mills, Inc.	17,590	1,112,919
The Hershey Co.	5,260	764,857
Mondelez International, Inc. - Class A	85,059	4,719,924
Nestle S.A. (Switzerland)	29,520	3,510,570
		10,108,270
Household Products - 0.3%
Colgate-Palmolive Co.	19,651	1,517,057
Kimberly-Clark Corp.	7,194	1,093,776
		2,610,833
Personal Products - 1.0%
Unilever plc - ADR (United Kingdom)	134,711	8,147,321
Total Consumer Staples		34,684,322
Energy - 2.2%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	40,390	732,675
Oil, Gas & Consumable Fuels - 2.1%
Cabot Oil & Gas Corp.	255,445	4,776,822
Chevron Corp.	6,960	584,222
Concho Resources, Inc.	39,230	2,061,144
ConocoPhillips	27,770	1,038,320
EOG Resources, Inc.	29,400	1,377,390
EQT Corp.	114,455	1,661,887
Exxon Mobil Corp.	28,000	1,178,240
Pioneer Natural Resources Co.	24,285	2,353,702
Royal Dutch Shell plc - Class B - ADR
(Netherlands)	13,510	382,333
TOTAL SE - ADR (France)	69,438	2,615,035
		18,029,095
Total Energy		18,761,770
Financials - 3.0%
Banks - 1.3%
Bank of America Corp.	101,938	2,536,217
Citigroup, Inc.	30,590	1,529,806

Investment Portfolio - July 31, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
JPMorgan Chase & Co.	27,820	$2,688,525
The PNC Financial Services Group, Inc.	6,508	694,208
Truist Financial Corp.	28,511	1,068,022
U.S. Bancorp	29,758	1,096,285
Wells Fargo & Co.	63,149	1,531,995
		11,145,058
Capital Markets - 0.9%
Cboe Global Markets, Inc.[2]	24,280	2,129,356
CME Group, Inc.	7,920	1,316,146
Intercontinental Exchange, Inc.	16,580	1,604,612
Moody's Corp.	5,045	1,419,159
S&P Global, Inc.	3,430	1,201,357
		7,670,630
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. - Class B*	16,340	3,199,045
Insurance - 0.4%
Chubb Ltd.	8,083	1,028,481
W. R. Berkley Corp.	32,955	2,034,971
		3,063,452
Total Financials		25,078,185
Health Care - 4.4%
Biotechnology - 0.8%
AbbVie, Inc.	23,724	2,251,645
BioMarin Pharmaceutical, Inc.*	12,660	1,516,795
Gilead Sciences, Inc.	25,721	1,788,381
Incyte Corp.*	9,570	945,133
		6,501,954
Health Care Equipment & Supplies - 0.9%
Alcon, Inc. (Switzerland)*	68,040	4,081,039
Medtronic plc	36,964	3,566,287
		7,647,326
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	3,970	1,643,381
Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co.[2]	36,192	2,123,023
Eli Lilly & Co.	10,209	1,534,311
Johnson & Johnson	50,315	7,333,914
Merck & Co., Inc.	34,337	2,755,201
Novartis AG - ADR (Switzerland)	52,160	4,284,422
Pfizer, Inc.	77,115	2,967,385
		20,998,256
Total Health Care		36,790,917
	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials - 2.6%
Aerospace & Defense - 0.5%
General Dynamics Corp.	5,681	$833,630
Lockheed Martin Corp.	5,175	1,961,170
Raytheon Technologies Corp.	25,219	1,429,413
		4,224,213
Airlines - 0.3%
Ryanair Holdings plc - ADR (Ireland)*	32,590	2,444,250
Commercial Services & Supplies - 0.3%
Copart, Inc.*	17,360	1,618,820
Waste Management, Inc.	9,503	1,041,529
		2,660,349
Electrical Equipment - 0.2%
Eaton Corp. plc	10,106	941,172
Emerson Electric Co.	15,726	975,169
		1,916,341
Industrial Conglomerates - 0.4%
3M Co.	10,384	1,562,481
Honeywell International, Inc.	12,082	1,804,688
		3,367,169
Machinery - 0.3%
Caterpillar, Inc.	10,645	1,414,508
Illinois Tool Works, Inc.	6,874	1,271,621
		2,686,129
Professional Services - 0.2%
Insperity, Inc.	24,875	1,663,142
Road & Rail - 0.4%
Canadian National Railway Co. (Canada)	10,586	1,035,205
Union Pacific Corp.	11,514	1,995,952
		3,031,157
Total Industrials		21,992,750
Information Technology - 5.3%
Communications Equipment - 0.3%
Cisco Systems, Inc.	59,337	2,794,773
IT Services - 2.6%
Accenture plc - Class A	7,383	1,659,551
Automatic Data Processing, Inc.	6,066	806,232
International Business Machines Corp.	15,018	1,846,313
Mastercard, Inc. - Class A	22,120	6,824,684
PayPal Holdings, Inc.*	19,770	3,876,304
Switch, Inc. - Class A	11,847	213,127
Visa, Inc. - Class A2	34,595	6,586,888
		21,813,099
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	48,410	2,310,609
Micron Technology, Inc.*	82,700	4,139,548

Investment Portfolio - July 31, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.	14,793	$1,562,289
Texas Instruments, Inc.	16,001	2,040,928
		10,053,374
Software - 1.2%
Microsoft Corp.	17,820	3,653,278
Oracle Corp.	31,396	1,740,908
salesforce.com, Inc.*	13,140	2,560,329
ServiceNow, Inc.*,2	4,220	1,853,424
		9,807,939
Total Information Technology		44,469,185
Materials - 1.0%
Chemicals - 0.4%
FMC Corp.	16,030	1,699,981
Linde plc (United Kingdom)	6,579	1,612,579
		3,312,560
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	3,800	787,284
Vulcan Materials Co.	12,855	1,509,434
		2,296,718
Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	231,395	3,225,647
Total Materials		8,834,925
Real Estate - 3.1%
Equity Real Estate Investment Trusts (REITS) - 3.1%
Agree Realty Corp.	3,924	262,790
Alexandria Real Estate Equities, Inc.	1,395	247,682
American Campus Communities, Inc.	9,648	343,855
American Homes 4 Rent - Class A	20,320	589,280
American Tower Corp.	8,080	2,112,031
Americold Realty Trust	12,150	490,253
Apartment Investment & Management
Co. - Class A	7,822	303,650
AvalonBay Communities, Inc.	2,810	430,267
Brandywine Realty Trust	18,295	198,135
Camden Property Trust	5,310	482,201
Community Healthcare Trust, Inc.	6,360	290,843
CoreSite Realty Corp.	1,075	138,729
Cousins Properties, Inc.	15,846	486,789
Crown Castle International Corp.	3,180	530,106
Digital Realty Trust, Inc.	5,642	905,767
Douglas Emmett, Inc.	8,895	259,200
Duke Realty Corp.	10,838	435,579
EastGroup Properties, Inc.	1,273	168,876
Equinix, Inc.	6,517	5,118,973
	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Equity LifeStyle Properties, Inc.	8,010	$547,243
Equity Residential	4,480	240,262
Essex Property Trust, Inc.	539	118,979
Extra Space Storage, Inc.	1,360	140,542
First Industrial Realty Trust, Inc.	8,550	375,516
Getty Realty Corp.	8,425	249,633
Healthcare Realty Trust, Inc.	4,595	134,634
Healthcare Trust of America, Inc. - Class A	8,010	221,156
Healthpeak Properties, Inc.	14,175	386,836
Hibernia REIT plc (Ireland)	121,315	162,338
Host Hotels & Resorts, Inc.	12,663	136,507
Invitation Homes, Inc.	23,495	700,621
Jernigan Capital, Inc.	14,340	200,903
Kilroy Realty Corp.	6,961	405,618
Lamar Advertising Co. - Class A	1,985	130,474
Life Storage, Inc.	1,200	117,756
Mid-America Apartment Communities, Inc.	3,735	445,175
Physicians Realty Trust	8,435	152,167
Prologis, Inc.	17,393	1,833,570
Public Storage	2,630	525,684
Realty Income Corp.	2,870	172,344
Regency Centers Corp.	2,070	84,932
Rexford Industrial Realty, Inc.	9,050	424,717
SBA Communications Corp.	7,350	2,289,819
STAG Industrial, Inc.	6,800	221,680
Sun Communities, Inc.	5,245	786,383
Terreno Realty Corp.	4,530	275,243
UDR, Inc.	4,173	151,063
Urban Edge Properties	12,855	134,720
Welltower, Inc.	6,218	333,036
Total Real Estate		25,894,557
TOTAL COMMON STOCKS
(Identified Cost $229,711,219)		270,075,536

CORPORATE BONDS - 25.2%

Non-Convertible Corporate Bonds- 25.2%
Communication Services - 4.6%
Diversified Telecommunication Services - 1.5%
AT&T, Inc., 4.25%, 3/1/2027	2,480,000	2,903,855
Verizon Communications, Inc., 5.25%,
3/16/2037	7,160,000	10,102,677
		13,006,532
Entertainment - 0.3%
The Walt Disney Co., 2.20%, 1/13/2028	2,620,000	2,769,945

Investment Portfolio - July 31, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Interactive Media & Services - 0.9%
MDC Partners, Inc., 6.50%, 5/1/2024[3]	175,000	$165,813
Tencent Holdings Ltd. (China), 3.975%,
4/11/2029[3]	6,120,000	7,128,572
		7,294,385
Media - 1.9%
Comcast Corp., 3.25%, 11/1/2039	6,150,000	7,247,715
Discovery Communications LLC, 5.20%,
9/20/2047	6,640,000	8,473,846
Townsquare Media, Inc., 6.50%,
4/1/2023[3]	245,000	219,275
		15,940,836
Total Communication Services		39,011,698
Consumer Discretionary - 4.3%
Auto Components - 0.0%##
American Axle & Manufacturing, Inc.,
6.875%, 7/1/2028	135,000	137,700
Techniplas LLC, 10.00%, 5/1/2020[4,5]	110,000	24,475
		162,175
Automobiles - 0.6%
Ford Motor Co., 9.625%, 4/22/2030	265,000	349,138
Ford Motor Credit Co. LLC, 4.389%,
1/8/2026	200,000	205,436
Volkswagen Group of America Finance
LLC (Germany), 3.35%, 5/13/2025[3]	4,050,000	4,420,003
		4,974,577
Diversified Consumer Services - 0.0%##
GEMS MENASA Cayman Ltd. - GEMS
Education Delaware LLC (United Arab
Emirates), 7.125%, 7/31/2026[3]	140,000	135,800

Household Durables - 0.1%
FXI Holdings, Inc., 12.25%, 11/15/2026[3]	205,000	201,105
LGI Homes, Inc., 6.875%, 7/15/2026[3]	275,000	292,875
TRI Pointe Group, Inc. - TRI Pointe
Homes, Inc., 5.875%, 6/15/2024	240,000	258,650
		752,630
Internet & Direct Marketing Retail - 2.7%
Alibaba Group Holding Ltd. (China),
3.40%, 12/6/2027	8,850,000	10,056,787
Booking Holdings, Inc., 3.60%, 6/1/2026	8,420,000	9,484,434
Expedia Group, Inc., 6.25%, 5/1/2025[3]	2,750,000	3,005,509
Photo Holdings Merger Sub, Inc., 8.50%,
10/1/2026[3]	220,000	203,610
		22,750,340
Specialty Retail - 0.5%
The TJX Companies, Inc., 4.50%,
4/15/2050	3,170,000	4,365,344
	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.4%
G-III Apparel Group Ltd., 7.875%,
8/15/2025[3]	250,000	$252,112
NIKE, Inc., 3.375%, 3/27/2050	2,360,000	2,865,488
		3,117,600
Total Consumer Discretionary		36,258,466
Consumer Staples - 0.8%
Beverages - 0.8%
Keurig Dr Pepper, Inc., 3.20%, 5/1/2030	6,000,000	6,810,826
Food & Staples Retailing - 0.0%##
KeHE Distributors LLC - KeHE Finance
Corp., 8.625%, 10/15/2026[3]	255,000	276,038
Total Consumer Staples		7,086,864
Energy - 3.9%
Energy Equipment & Services - 0.0%##
Oceaneering International, Inc., 6.00%,
2/1/2028	235,000	148,579
Oil, Gas & Consumable Fuels - 3.9%
Antero Midstream Partners LP - Antero
Midstream Finance Corp.
5.75%, 3/1/2027[3]	280,000	244,574
5.75%, 1/15/2028[3]	175,000	149,205
Bruin E&P Partners LLC, 8.875%,
8/1/2023[4,6]	825,000	413
Calumet Specialty Products Partners
LP - Calumet Finance Corp., 11.00%,
4/15/2025[3]	165,000	159,637
Cenovus Energy, Inc.
(Canada), 5.375%, 7/15/2025	90,000	90,015
(Canada), 6.75%, 11/15/2039	160,000	166,939
CNX Midstream Partners LP - CNX
Midstream Finance Corp., 6.50%,
3/15/2026[3]	180,000	175,680
DCP Midstream Operating LP, 8.125%,
8/16/2030	80,000	93,454
Energy Transfer Operating LP, 6.50%,
2/1/2042	6,410,000	7,037,069
EQT Corp., 8.75%, 2/1/2030[7]	160,000	185,248
Genesis Energy LP - Genesis Energy
Finance Corp., 7.75%, 2/1/2028	165,000	159,128
HollyFrontier Corp., 5.875%, 4/1/2026	240,000	263,363
Indigo Natural Resources LLC, 6.875%,
2/15/2026[3]	175,000	168,646
Ithaca Energy North Sea plc (United
Kingdom), 9.375%, 7/15/2024[3]	200,000	174,000
Jonah Energy LLC - Jonah Energy
Finance Corp., 7.25%, 10/15/2025[8]	180,000	21,204
Kinder Morgan Energy Partners LP,
6.95%, 1/15/2038	5,340,000	7,434,399

Investment Portfolio - July 31, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Laredo Petroleum, Inc., 10.125%,
1/15/2028	125,000	$88,750
Lonestar Resources America, Inc.,
11.25%, 1/1/2023[9]	310,000	39,525
Moss Creek Resources Holdings, Inc.,
7.50%, 1/15/2026[3]	165,000	96,112
NGL Energy Partners LP - NGL Energy
Finance Corp., 7.50%, 11/1/2023	160,000	126,400
Occidental Petroleum Corp., 8.875%,
7/15/2030	160,000	180,000
PBF Holding Co. LLC - PBF Finance
Corp., 6.00%, 2/15/2028[3]	160,000	128,272
PDC Energy, Inc., 5.75%, 5/15/2026	165,000	165,365
Sabine Pass Liquefaction LLC, 5.875%,
6/30/2026	7,680,000	9,255,124
The Williams Companies, Inc., 3.75%,
6/15/2027	5,490,000	6,018,661
Whiting Petroleum Corp., 5.75%,
3/15/2021[4,10]	835,000	141,950
WPX Energy, Inc., 5.875%, 6/15/2028	80,000	81,950
		32,845,083
Total Energy		32,993,662
Financials - 2.8%
Banks - 2.4%
Bank of America Corp., 4.00%,
1/22/2025	3,840,000	4,294,621
Citigroup, Inc., 4.45%, 9/29/2027	6,880,000	8,009,671
Fidelity & Guaranty Life Holdings, Inc.,
5.50%, 5/1/2025[3]	310,000	338,728
JP Morgan Chase & Co., (U.S. Secured
Overnight Financing Rate + 2.515%),
2.956%, 5/13/2031[11]	6,850,000	7,460,940
Lloyds Bank plc (United Kingdom),
(3 mo. LIBOR US + 11.756%),
12.00%[3,11,12]	300,000	349,014
		20,452,974
Capital Markets - 0.1%
Advisor Group Holdings, Inc., 10.75%,
8/1/2027[3]	80,000	81,200
Donnelley Financial Solutions, Inc.,
8.25%, 10/15/2024	335,000	338,350
Oaktree Specialty Lending Corp., 3.50%,
2/25/2025	170,000	170,015
StoneX Group, Inc., 8.625%, 6/15/2025[3]	360,000	385,650
		975,215
Consumer Finance - 0.1%
Navient Corp., 6.75%, 6/25/2025	260,000	271,862
OneMain Finance Corp., 7.125%,
3/15/2026	175,000	205,158
	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
SLM Corp., 5.125%, 4/5/2022	270,000	$275,400
		752,420
Diversified Financial Services - 0.0%##
FS Energy & Power Fund, 7.50%,
8/15/2023[3]	140,000	123,171
VistaJet Malta Finance plc - XO
Management Holding, Inc.
(Switzerland), 10.50%, 6/1/2024[3]	165,000	148,500
		271,671
Mortgage Real Estate Investment Trusts (REITS) - 0.1%
Ladder Capital Finance Holdings LLLP -
Ladder Capital Finance Corp., 5.25%,
10/1/2025[3]	250,000	230,000
Starwood Property Trust, Inc.
3.625%, 2/1/2021	140,000	138,250
4.75%, 3/15/2025	255,000	245,438
		613,688
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc., 4.875%, 3/15/2027	365,000	353,732
Total Financials		23,419,700
Health Care - 0.9%
Health Care Equipment & Supplies - 0.0%##
AdaptHealth LLC, 6.125%, 8/1/2028[3]	260,000	270,959
Health Care Providers & Services - 0.6%
HCA, Inc., 4.125%, 6/15/2029	4,630,000	5,419,201
Pharmaceuticals - 0.3%
Pfizer, Inc., 2.625%, 4/1/2030	1,730,000	1,956,597
Teva Pharmaceutical Finance
Netherlands III B.V. (Israel), 6.75%,
3/1/2028	200,000	222,000
		2,178,597
Total Health Care		7,868,757
Industrials - 3.4%
Aerospace & Defense - 0.1%
Howmet Aerospace, Inc., 6.875%,
5/1/2025	260,000	295,272
Airlines - 0.7%
Alaska Airlines Pass-Through Trust,
Series 2020-1, Class B, 8.00%,
8/15/2025[3]	282,000	292,098
Southwest Airlines Co., 5.25%, 5/4/2025	5,490,000	5,848,839
		6,140,937

Investment Portfolio - July 31, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies - 0.0%##
Prime Security Services Borrower
LLC - Prime Finance, Inc., 6.25%,
1/15/2028[3]	265,000	$276,262
Construction & Engineering - 0.1%
HC2 Holdings, Inc., 11.50%, 12/1/2021[3]	67,000	63,147
Picasso Finance Sub, Inc., 6.125%,
6/15/2025[3]	235,000	249,688
Tutor Perini Corp., 6.875%, 5/1/2025[3]	420,000	418,883
		731,718
Industrial Conglomerates - 0.5%
General Electric Co., (3 mo. LIBOR US +
3.330%), 5.00%[11,12]	4,800,000	3,804,000
Machinery - 0.0%##
Hillenbrand, Inc., 4.50%, 9/15/2026[7]	245,000	263,375
Marine - 0.1%
American Tanker, Inc. (Norway), 7.75%,
7/2/2025[13]	375,000	375,000
Navios South American Logistics, Inc.
- Navios Logistics Finance US, Inc.
(Uruguay), 10.75%, 7/1/2025[3]	90,000	96,300
		471,300
Trading Companies & Distributors - 1.9%
AerCap Ireland Capital DAC - AerCap
Global Aviation Trust (Ireland), 4.45%,
10/1/2025	7,660,000	7,472,633
Air Lease Corp.
3.75%, 6/1/2026	2,560,000	2,604,011
3.625%, 4/1/2027	2,915,000	2,887,501
Avolon Holdings Funding Ltd. (Ireland),
3.25%, 2/15/2027[3]	3,030,000	2,573,749
Fortress Transportation and
Infrastructure Investors LLC
6.50%, 10/1/2025[3]	285,000	267,960
9.75%, 8/1/2027[3]	160,000	165,200
WESCO Distribution, Inc., 7.25%,
6/15/2028[3]	240,000	262,200
		16,233,254
Total Industrials		28,216,118
Information Technology - 1.0%
Communications Equipment - 0.0%##
Hughes Satellite Systems Corp., 5.25%,
8/1/2026	160,000	175,661
IT Services - 0.9%
Visa, Inc., 2.70%, 4/15/2040	6,580,000	7,484,003
	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Semiconductors & Semiconductor Equipment - 0.1%
ams AG (Austria), 7.00%, 7/31/2025[3]	400,000	$411,000
Total Information Technology		8,070,664
Materials - 0.1%
Metals & Mining - 0.1%
Alcoa Nederland Holding B.V., 6.125%,
5/15/2028[3]	230,000	248,400
IAMGOLD Corp. (Burkina Faso), 7.00%,
4/15/2025[3]	335,000	348,400
Infrabuild Australia Pty Ltd. (Australia),
12.00%, 10/1/2024[3]	250,000	235,000
Joseph T Ryerson & Son, Inc., 8.50%,
8/1/2028[3]	155,000	168,834
Mountain Province Diamonds, Inc.
(Canada), 8.00%, 12/15/2022[3]	90,000	53,100
Northwest Acquisitions ULC - Dominion
Finco, Inc., 7.125%, 11/1/2022[4,14]	805,000	10,062
Total Materials		1,063,796
Real Estate - 2.8%
Equity Real Estate Investment Trusts (REITS) - 2.8%
American Tower Corp., 3.80%,
8/15/2029	6,665,000	7,809,116
Camden Property Trust, 2.80%,
5/15/2030	5,970,000	6,636,395
Crown Castle International Corp.
3.10%, 11/15/2029	7,080,000	7,897,015
3.30%, 7/1/2030	890,000	1,011,013
Iron Mountain, Inc., 5.625%, 7/15/2032[3]	175,000	187,906
		23,541,445
Real Estate Management & Development - 0.0%##
Five Point Operating Co. LP - Five Point
Capital Corp., 7.875%, 11/15/2025[3]	245,000	236,736
Forestar Group, Inc., 5.00%, 3/1/2028[3]	160,000	160,000
		396,736
Total Real Estate		23,938,181
Utilities - 0.6%
Electric Utilities - 0.6%
Dominion Energy, Inc., 3.375%, 4/1/2030	4,015,000	4,640,073
Talen Energy Supply LLC, 7.625%,
6/1/2028[3]	235,000	245,575
		4,885,648
Independent Power and Renewable Electricity Producers - 0.0%##
Drax Finco plc (United Kingdom),
6.625%, 11/1/2025[3]	200,000	208,500

Investment Portfolio - July 31, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers (continued)
Vistra Operations Co. LLC, 3.70%,
1/30/2027[3]	160,000	$169,259
		377,759
Total Utilities		5,263,407
TOTAL CORPORATE BONDS
(Identified Cost $196,538,489)		213,191,313

U.S. TREASURY SECURITIES - 13.7%

U.S. Treasury Bonds - 3.0%
U.S. Treasury Inflation Indexed Bond,
2.00%, 1/15/2026
(Identified Cost $23,873,518)	21,682,863	25,550,448
U.S. Treasury Notes - 10.7%
U.S. Treasury Floating Rate Note,
(3 mo. US Treasury Bill Yield + 0.300%),
0.405%, 10/31/2021[15]	30,473,000	30,573,972
U.S. Treasury Inflation Indexed Note
0.50%, 4/15/2024	16,128,359	17,124,060
0.125%, 4/15/2025	15,961,330	16,988,943
U.S. Treasury Note
2.50%, 8/15/2023	8,395,000	8,998,063
1.625%, 5/15/2026	15,160,000	16,312,397
Total U.S. Treasury Notes
(Identified Cost $88,494,016)		89,997,435
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $112,367,534)		115,547,883

ASSET-BACKED SECURITIES - 8.1%

CarMax Auto Owner Trust, Series 2017-3,
Class A3, 1.97%, 4/15/2022	665,313	668,691
Cazenovia Creek Funding II LLC, Series
2018-1A, Class A, 3.561%, 7/15/2030[3]	818,022	811,344
CF Hippolyta LLC
Series 2020-1, Class A2, 1.99%,
7/15/2060[3]	2,340,000	2,365,330
Series 2020-1, Class B1, 2.28%,
7/15/2060[3]	3,000,000	3,030,043
Chesapeake Funding II LLC
Series 2017-2A, Class A1 (Canada),
1.99%, 5/15/2029[3]	1,437,748	1,443,563
Series 2017-4A, Class A1 (Canada),
2.12%, 11/15/2029[3]	679,975	684,757
Commonbond Student Loan Trust,
Series 2019-AGS, Class A1, 2.54%,
1/25/2047[3]	2,044,436	2,129,310
	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Credit Acceptance Auto Loan Trust
Series 2020-1A, Class A, 2.01%, 2/15/2029[3]	870,000	$886,167
Series 2020-1A, Class B, 2.39%, 4/16/2029[3]	1,150,000	1,161,800
Home Partners of America Trust,
Series 2019-1, Class A, 2.908%, 9/17/2039[3]	2,922,160	3,042,261
Invitation Homes Trust
Series 2017-SFR2, Class A, (1 mo.
LIBOR US + 0.850%), 1.025%,
12/17/2036[3,15]	699,613	693,555
Series 2017-SFR2, Class B, (1 mo.
LIBOR US + 1.150%), 1.325%,
12/17/2036[3,15]	570,000	566,073
Navient Private Education Refi Loan
Trust
Series 2019-2A, Class A2, (1 mo.
LIBOR US + 1.000%), 1.172%,
2/27/2068[3,15]	6,500,000	6,547,542
Series 2019-CA, Class A1, 2.82%,
2/15/2068[3]	1,023,725	1,029,921
Series 2019-EA, Class A2A, 2.64%,
5/15/2068[3]	3,000,000	3,116,344
Nelnet Student Loan Trust, Series 2015-
2A, Class A2, (1 mo. LIBOR US +
0.600%), 0.772%, 9/25/2047[3,15]	5,626,418	5,436,677
Oxford Finance Funding LLC, Series
2019-1A, Class A2, 4.459%,
2/15/2027[3]	2,305,000	2,365,344
Progress Residential Trust
Series 2017-SFR2, Class A, 2.897%,
12/17/2034[3]	1,497,213	1,503,175
Series 2019-SFR2, Class A, 3.147%,
5/17/2036[3]	3,244,315	3,360,361
Series 2019-SFR4, Class A, 2.687%,
10/17/2036[3]	4,200,000	4,360,626
SoFi Consumer Loan Program LLC
Series 2017-4, Class A, 2.50%,
5/26/2026[3]	145,314	146,629
Series 2019-2, Class A, 3.01%,
4/25/2028[3]	1,126,034	1,139,253
Series 2019-3, Class A, 2.90%,
5/25/2028[3]	1,491,262	1,508,985
SoFi Professional Loan Program LLC
Series 2017-D, Class A2FX, 2.65%,
9/25/2040[3]	968,745	993,360
Series 2017-F, Class A2FX, 2.84%,
1/25/2041[3]	457,729	468,038
Series 2018-A, Class A2A, 2.39%,
2/25/2042[3]	104,674	104,806
Series 2018-B, Class A2FX, 3.34%,
8/25/2047[3]	2,130,000	2,205,822
Series 2018-C, Class A1FX, 3.08%,
1/25/2048[3]	614,001	617,555

Investment Portfolio - July 31, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Store Master Funding I-VII and XIV,
Series 2019-1, Class A1, 2.82%,
11/20/2049[3]	2,169,812	$2,201,533
Tax Ease Funding LLC, Series 2016-1A,
Class A, 3.131%, 6/15/2028[3]	205,548	206,061
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%,
10/25/2056[3,16]	1,217,736	1,239,593
Series 2017-1, Class A1, 2.75%,
10/25/2056[3,16]	1,607,598	1,652,104
Series 2019-HY1, Class A1, (1 mo.
LIBOR US + 1.000%), 1.172%,
10/25/2048[3,15]	1,441,173	1,433,728
Tricon American Homes
Series 2016-SFR1, Class A, 2.589%,
11/17/2033[3]	1,718,221	1,729,171
Series 2017-SFR2, Class A, 2.928%,
1/17/2036[3]	1,834,822	1,899,408
Series 2020-SFR1, Class A, 1.499%,
7/17/2038[3]	4,670,000	4,698,363
VB-S1 Issuer LLC, Series 2020-1A,
Class C2, 3.031%, 6/15/2050[3]	1,100,000	1,134,910
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $67,356,423)		68,582,203

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.0%

BWAY Mortgage Trust, Series 2015-
1740, Class A, 2.917%, 1/10/2035[3]	4,633,000	4,726,368
CIM Trust, Series 2019-INV1, Class A1,
4.00%, 2/25/2049[3,16]	767,565	790,884
Commercial Mortgage Pass-Through
Certificates, Series 2015-DC1, Class
A5, 3.35%, 2/10/2048	4,455,000	4,817,461
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%,
5/25/2043[3,16]	844,942	874,426
Series 2013-TH1, Class A1, 2.13%,
2/25/2043[3,16]	521,751	535,637
Fannie Mae REMICS, Series 2018-31,
Class KP, 3.50%, 7/25/2047	1,394,232	1,446,470
Fannie Mae-Aces, Series 2017-M15,
Class A1, 2.959%, 9/25/2027[16]	3,023,142	3,296,918
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A, 3.144%,
12/10/2036[3]	3,370,000	3,426,872
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series K014, Class X1 (IO), 1.149%,
4/25/2021[16]	2,522,991	12,672
Series K016, Class X1 (IO), 1.481%,
10/25/2021[16]	5,854,781	82,194
Series K017, Class X1 (IO), 1.286%,
12/25/2021[16]	7,239,714	88,246
Series K021, Class X1 (IO), 1.413%,
6/25/2022[16]	14,321,533	296,951
	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured
Pass-Through Certificates (continued)
Series K030, Class X1 (IO), 0.176%,
4/25/2023[16]	71,759,568	$309,427
Series K032, Class X1 (IO), 0.092%,
5/25/2023[16]	44,588,584	132,615
Freddie Mac REMICS
Series 4791, Class BA, 4.00%,
3/15/2044	1,435,663	1,466,533
Series 4801, Class BA, 4.50%,
5/15/2044	874,037	886,930
FREMF Mortgage Trust
Series 2011-K13, Class B, 4.611%,
1/25/2048[3,16]	2,255,000	2,279,997
Series 2013-K28, Class X2A (IO),
0.10%, 6/25/2046[3]	190,985,508	373,510
Series 2014-K41, Class B, 3.833%,
11/25/2047[3,16]	2,227,000	2,447,464
Series 2014-K716, Class B, 3.949%,
8/25/2047[3,16]	2,624,000	2,669,577
Series 2015-K42, Class B, 3.851%,
12/25/2024[3,16]	490,000	537,070
Series 2015-K43, Class B, 3.733%,
2/25/2048[3,16]	500,000	546,232
Series 2015-K720, Class B, 3.393%,
7/25/2022[3,16]	270,000	278,758
Government National Mortgage
Association, Series 2017-54, Class
AH, 2.60%, 12/16/2056	2,079,902	2,177,357
GS Mortgage Securities Corp. Trust,
Series 2019-70P, Class A, (1 mo.
LIBOR US + 1.000%), 1.175%,
10/15/2036[3,15]	2,725,000	2,629,274
JP Morgan Mortgage Trust
Series 2013-1, Class 1A2, 3.00%,
3/25/2043[3,16]	432,787	441,051
Series 2013-2, Class A2, 3.50%,
5/25/2043[3,16]	483,209	506,045
Series 2014-2, Class 1A1, 3.00%,
6/25/2029[3,16]	648,406	656,417
Series 2017-3, Class 1A5, 3.50%,
8/25/2047[3,16]	931,254	936,017
Series 2017-6, Class A3, 3.50%,
12/25/2048[3,16]	746,914	770,764
Series 2017-6, Class A5, 3.50%,
12/25/2048[3,16]	893,829	906,415
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%,
11/25/2054[3,16]	562,718	601,637
Series 2015-2A, Class A1, 3.75%,
8/25/2055[3,16]	612,783	654,327
Series 2016-4A, Class A1, 3.75%,
11/25/2056[3,16]	852,186	908,487
PMT Loan Trust, Series 2013-J1, Class
A9, 3.50%, 9/25/2043[3,16]	2,264,104	2,389,195

Investment Portfolio - July 31, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[16]		560,781	$565,006
Series 2013-6, Class A2, 3.00%, 5/25/2043[16]		3,531,836	3,700,275
Series 2013-7, Class A2, 3.00%, 6/25/2043[16]		582,001	599,434
Series 2013-8, Class A1, 3.00%, 6/25/2043[16]		701,408	722,545
Starwood Retail Property Trust, Series
2014-STAR, Class A, (1 mo. LIBOR
US + 1.470%), 1.645%, 11/15/2027[3,15]		2,065,176	1,414,098
Sutherland Commercial Mortgage Trust,
Series 2019-SBC8, Class A, 2.86%,
4/25/2041[3,16]		2,590,264	2,615,196
Waikiki Beach Hotel Trust, Series 2019-
WBM, Class A, (1 mo. LIBOR US +
1.050%), 1.225%, 12/15/2033[3,15]		2,125,000	2,008,105
Wells Fargo Commercial Mortgage Trust,
Series 2010-C1, Class A2, 4.393%,
11/15/2043[3]		18,112	18,134
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class A4, 4.869%,
2/15/2044[3,16]		730,705	738,961
WinWater Mortgage Loan Trust
Series 2015-1, Class A1, 3.50%,
1/20/2045[3,16]		556,593	574,122
Series 2015-3, Class A5, 3.50%,
3/20/2045[3,16]		69,281	69,338
TOTAL COMMERCIAL MORTGAGE-
BACKED SECURITIES
(Identified Cost $58,356,726)			58,925,412

FOREIGN GOVERNMENT BONDS - 1.5%

Canadian Government Bond (Canada),
2.75%, 6/1/2022	CAD	327,000	255,314
Export-Import Bank of Korea (South
Korea), 2.625%, 12/30/2020		8,725,000	8,792,669
Italy Buoni Poliennali Del Tesoro (Italy),
2.45%, 9/1/2050[3]	EUR	1,000,000	1,309,531
Mexican Government Bond
(Mexico), 6.50%, 6/10/2021	MXN	2,725,000	124,356
(Mexico), 6.50%, 6/9/2022	MXN	4,996,000	232,090
(Mexico), 7.75%, 5/29/2031	MXN	908,000	46,700
Mexico Government International Bond
(Mexico), 4.125%, 1/21/2026		400,000	440,000
Republic of Italy Government
International Bond (Italy), 2.375%,
10/17/2024		1,000,000	1,020,031
Saudi Government International Bond
(Saudi Arabia), 2.90%, 10/22/2025		200,000	214,052
TOTAL FOREIGN GOVERNMENT
BONDS
(Identified Cost $12,355,251)			12,434,743
	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES - 11.2%

Mortgage-Backed Securities - 11.2%
Fannie Mae
Pool #888468, UMBS, 5.50%,
9/1/2021	20,349	$20,539
Pool #995233, UMBS, 5.50%,
10/1/2021	280	281
Pool #888017, UMBS, 6.00%,
11/1/2021	5,224	5,307
Pool #995329, UMBS, 5.50%,
12/1/2021	13,978	14,102
Pool #888136, UMBS, 6.00%,
12/1/2021	6,570	6,692
Pool #888815, UMBS, 4.50%,
11/1/2022	4,062	4,267
Pool #888810, UMBS, 5.50%,
11/1/2022	21,717	21,936
Pool #AA1563, UMBS, 4.50%,
2/1/2024	9,857	10,354
Pool #AC1557, UMBS, 4.50%,
9/1/2024	26,781	28,484
Pool #AD0462, UMBS, 5.50%,
10/1/2024	11,440	12,073
Pool #MA3463, UMBS, 4.00%,
9/1/2033	1,976,595	2,092,828
Pool #MA1834, UMBS, 4.50%,
2/1/2034	469,752	515,168
Pool #MA1903, UMBS, 4.50%,
5/1/2034	567,497	622,369
Pool #FM1158, UMBS, 3.50%,
6/1/2034	2,048,669	2,151,329
Pool #745418, UMBS, 5.50%,
4/1/2036	327,648	380,356
Pool #886904, UMBS, 6.50%,
9/1/2036	49,792	58,214
Pool #909786, UMBS, 5.50%,
3/1/2037	109,341	125,931
Pool #918516, UMBS, 5.50%,
6/1/2037	39,733	45,750
Pool #933521, UMBS, 5.00%,
1/1/2038	9,921	11,333
Pool #889260, UMBS, 5.00%,
4/1/2038	13,479	15,407
Pool #889576, UMBS, 6.00%,
4/1/2038	316,396	371,529
Pool #912948, UMBS, 5.00%,
5/1/2038	8,190	8,951
Pool #975840, UMBS, 5.00%,
5/1/2038	31,876	34,827
Pool #889624, UMBS, 5.50%,
5/1/2038	268,981	309,852
Pool #MA3412, UMBS, 3.50%,
7/1/2038	2,429,832	2,571,485
Pool #995196, UMBS, 6.00%,
7/1/2038	410,931	483,944
Pool #986458, UMBS, 6.00%,
8/1/2038	6,529	7,466

Investment Portfolio - July 31, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #987831, UMBS, 6.00%,
9/1/2038	9,531	$10,601
Pool #990897, UMBS, 6.00%,
9/1/2038	24,870	27,800
Pool #AD0220, UMBS, 6.00%,
10/1/2038	50,496	59,569
Pool #993920, UMBS, 6.00%,
11/1/2038	73,780	82,063
Pool #257497, UMBS, 6.00%,
12/1/2038	13,095	15,198
Pool #971022, UMBS, 5.00%,
1/1/2039	23,465	26,554
Pool #AA1810, UMBS, 5.00%,
1/1/2039	65,130	74,083
Pool #890294, UMBS, 5.50%,
1/1/2039	507,740	586,365
Pool #AD0307, UMBS, 5.50%,
1/1/2039	270,279	311,802
Pool #983686, UMBS, 5.00%,
2/1/2039	26,452	28,946
Pool #AE0604, UMBS, 6.00%,
7/1/2039	324,410	383,389
Pool #AA6788, UMBS, 6.00%,
8/1/2039	121,290	136,287
Pool #AC0463, UMBS, 5.00%,
11/1/2039	38,806	44,522
Pool #AC5111, UMBS, 5.00%,
11/1/2039	63,431	72,803
Pool #MA0258, UMBS, 4.50%,
12/1/2039	627,904	697,665
Pool #MA0259, UMBS, 5.00%,
12/1/2039	36,168	41,349
Pool #AC8573, UMBS, 5.00%,
1/1/2040	58,548	67,250
Pool #890326, UMBS, 5.50%,
1/1/2040	531,785	614,012
Pool #AL1595, UMBS, 6.00%,
1/1/2040	371,849	436,425
Pool #AE0061, UMBS, 6.00%,
2/1/2040	151,869	176,697
Pool #MA4054, UMBS, 2.50%,
6/1/2040	10,630,607	11,171,251
Pool #AL0152, UMBS, 6.00%,
6/1/2040	554,116	649,340
Pool #MA4071, UMBS, 2.00%,
7/1/2040	5,829,322	5,997,179
Pool #MA4072, UMBS, 2.50%,
7/1/2040	6,191,495	6,506,390
Pool #AI5172, UMBS, 4.00%,
8/1/2041	365,452	401,826
Pool #AL1410, UMBS, 4.50%,
12/1/2041	759,889	842,856
Pool #AB4300, UMBS, 3.50%,
1/1/2042	203,725	220,605
	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AL7729, UMBS, 4.00%,
6/1/2043	473,203	$520,090
Pool #AS3622, UMBS, 3.50%,
10/1/2044	10,865,691	11,893,753
Pool #AX5234, UMBS, 4.50%,
11/1/2044	706,984	775,809
Pool #AS4103, UMBS, 4.50%,
12/1/2044	699,809	768,147
Pool #AZ9215, UMBS, 4.00%,
10/1/2045	606,471	668,399
Pool #AS6613, UMBS, 4.00%,
2/1/2046	3,943,471	4,278,063
Pool #BC6764, UMBS, 3.50%,
4/1/2046	1,060,055	1,133,627
Pool #BC8677, UMBS, 4.00%,
5/1/2046	343,452	368,613
Pool #BC2098, UMBS, 4.00%,
6/1/2046	744,320	804,640
Pool #BD2179, UMBS, 4.00%,
7/1/2046	173,968	188,199
Pool #BD6987, UMBS, 4.00%,
10/1/2046	834,485	892,698
Pool #BD6997, UMBS, 4.00%,
10/1/2046	579,475	620,447
Pool #BE3812, UMBS, 4.00%,
12/1/2046	499,628	534,556
Pool #BE7845, UMBS, 4.50%,
2/1/2047	427,999	463,096
Pool #MA3184, UMBS, 4.50%,
11/1/2047	1,932,562	2,088,066
Pool #AL8674, 5.645%, 1/1/2049	965,997	1,132,732
Pool #MA3996, 2.50%, 4/1/2050	2,324,029	2,405,370
Freddie Mac
Pool #G12610, 6.00%, 3/1/2022	9,197	9,381
Pool #G12655, 6.00%, 5/1/2022	6,494	6,656
Pool #G13078, 6.00%, 3/1/2023	10,023	10,358
Pool #C91746, 4.50%, 12/1/2033	90,275	99,027
Pool #C91762, 4.50%, 5/1/2034	803,903	881,820
Pool #G07655, 5.50%, 12/1/2035	85,775	99,726
Pool #G08216, 5.50%, 8/1/2037	236,108	272,023
Pool #G03926, 6.00%, 2/1/2038	241,892	284,364
Pool #G04731, 5.50%, 4/1/2038	189,553	218,700
Pool #G04176, 5.50%, 5/1/2038	83,237	95,865
Pool #A78227, 5.50%, 6/1/2038	86,457	99,041
Pool #G08273, 5.50%, 6/1/2038	240,875	277,171
Pool #G04471, 5.50%, 7/1/2038	29,248	33,654
Pool #G04776, 5.50%, 7/1/2038	196,458	225,783
Pool #G05196, 5.50%, 10/1/2038	243,061	280,256
Pool #G05409, 5.50%, 3/1/2039	214,555	247,433
Pool #G05906, 6.00%, 4/1/2040	42,445	49,523
Pool #G07104, 5.50%, 5/1/2040	157,566	175,813
Pool #G06789, 6.00%, 5/1/2040	206,726	242,786
Pool #A92889, 4.50%, 7/1/2040	834,599	923,788

Investment Portfolio - July 31, 2020

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #A93451, 4.50%, 8/1/2040	951,112	$1,057,543
Pool #G60334, 4.50%, 10/1/2041	744,071	824,354
Pool #Q17513, 3.50%, 4/1/2043	1,431,956	1,553,944
Pool #Q24752, 3.50%, 2/1/2044	1,097,071	1,185,807
Pool #G60183, 4.00%, 12/1/2044	571,969	614,071
Pool #Q37592, 4.00%, 12/1/2045	1,421,965	1,547,969
Pool #G60636, 4.00%, 1/1/2046	1,143,366	1,242,123
Pool #Q38388, 4.00%, 1/1/2046	245,645	267,475
Pool #Q42596, 3.50%, 8/1/2046	1,581,860	1,692,518
Pool #Q51334, 4.00%, 10/1/2047	1,971,343	2,099,539
Pool #G08786, 4.50%, 10/1/2047	1,175,460	1,270,128
Pool #QB0098, UMBS, 2.50%,
6/1/2050	7,620,224	8,003,479
Ginnie Mae, Pool #671161, 5.50%,
11/15/2037	28,178	31,080
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $91,431,150)		95,073,104

SHORT-TERM INVESTMENT - 0.8%

Dreyfus Government Cash Management,
Institutional Shares, 0.71%[17]
(Identified Cost $7,150,919)	7,150,919	7,150,919

TOTAL INVESTMENTS IN SECURITIES
-99.5%
(Identified Cost $775,267,711)		840,981,113
TOTAL OPTIONS WRITTEN - (0.0%)**
(Premiums Received $24,012)		(27,225)
TOTAL INVESTMENTS - 99.5%		840,953,888
OTHER ASSETS, LESS LIABILITIES -
0.5%		4,048,386
NET ASSETS - 100%		$845,002,274

ADR - American Depositary Receipt

CAD - Canadian Dollar

EUR - Euro

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

UMBS - Uniform Mortgage-Backed Securities

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[1]	VALUE
Call
PayPal Holdings, Inc.	64	08/07/2020	$195.00	1,255	$(26,880)

Investment Portfolio - July 31, 2020

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[1]	VALUE
Put
Charter Communications, Inc. - Class A	23	08/14/2020	$520.00	1,334	$(345)
TOTAL EXCHANGE-TRADED OPTIONS WRITTEN (PREMIUMS RECEIVED $24,012)					$(27,225)

*Non-income producing security.

** Less than (0.1%).

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2A portion of this security is designated as collateral for options contracts written. As of July 31, 2020, the total value of such securities was $9,808,227.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $134,409,678, or 15.9% of the Series’ net assets as of July 31, 2020.

4Issuer filed for bankruptcy and/or is in default of interest payments.

5Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on August 25, 2015 and October 9, 2015 at a cost of $90,250 ($95.00 per share) and cost of $76,075 ($89.50 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $24,475, or less than 0.1% of the Series’ net assets as of July 31, 2020.

6Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 17, 2019, March 26, 2020 and May 28, 2020 at a cost of $226,500 ($94.38 per share), $19,425 ($10.50 per share) and $6,875 ($1.25 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $413, or less than 0.1% of the Series’ net assets as of July 31, 2020.

7Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

8Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on September 28, 2017 and November 28, 2017 at a cost of $388,850 ($101.00 per share) and cost of $146,450 ($101.00 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $21,204, or less than 0.1% of the Series’ net assets as of July 31, 2020.

9Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 10, 2019, September 10, 2019 and April 14, 2020 at a cost of $202,100 ($94.00 per share), $38,475 ($85.50 per share) and $44,000 ($20.00 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $39,525, or less than 0.1% of the Series’ net assets as of July 31, 2020.

10Illiquid security - This security was acquired on January 8, 2020, February 5, 2020, June 2, 2020 and June 18, 2020 at a cost of $84,097 ($98.94 per share), $37,299 ($93.25 per share), $41,225 ($12.13 per share) and $58,275 ($15.75 per share), respectively. This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $141,950, or less than 0.1% of the Series’ net assets as of July 31, 2020.

11Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2020.

12Security is perpetual in nature and has no stated maturity date.

13Illiquid security - This security was acquired on June 18, 2020 and July 28, 2020 at a cost of $300,000 ($100.00 per share) and cost of $75,113 ($100.15 per share), respectively. This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $375,000, or less than 0.1% of the Series’ net assets as of July 31, 2020.

14Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on October 10, 2017, May 8, 2020, May 13, 2020 and May 13, 2020 at a cost of $275,400 ($102.00 per share), $7,963 ($3.25 per share), $2,9000 ($1.00 per share) and $1,350 ($1.50 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $10,062, or less than 0.1% of the Series’ net assets as of July 31, 2020.

15Floating rate security. Rate shown is the rate in effect as of July 31, 2020.

16Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2020.

17Rate shown is the current yield as of July 31, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant

Investment Portfolio - July 31, 2020

(unaudited)

observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$24,397,581	$17,957,906	$6,439,675	$—
Consumer Discretionary	29,171,344	26,464,740	2,706,604	—
Consumer Staples	34,684,322	28,463,980	6,220,342	—
Energy	18,761,770	18,761,770	—	—
Financials	25,078,185	25,078,185	—	—
Health Care	36,790,917	36,790,917	—	—
Industrials	21,992,750	21,992,750	—	—
Information Technology	44,469,185	44,469,185	—	—
Materials	8,834,925	8,834,925	—	—
Real Estate	25,894,557	25,732,219	162,338	—
Debt securities:
U.S. Treasury and other U.S. Government
agencies	210,620,987	—	210,620,987	—
Corporate debt:
Communication Services	39,011,698	—	39,011,698	—
Consumer Discretionary	36,258,466	—	36,258,466	—
Consumer Staples	7,086,864	—	7,086,864	—
Energy	32,993,662	—	32,993,662	—
Financials	23,419,700	—	23,419,700	—
Health Care	7,868,757	—	7,868,757	—
Industrials	28,216,118	—	28,216,118	—
Information Technology	8,070,664	—	8,070,664	—
Materials	1,063,796	—	1,063,796	—
Real Estate	23,938,181	—	23,938,181	—
Utilities	5,263,407	—	5,263,407	—
Asset-backed securities	68,582,203	—	68,582,203	—
Commercial mortgage-backed securities	58,925,412	—	58,925,412	—
Foreign government bonds	12,434,743	—	12,434,743	—
Short-Term Investment	7,150,919	7,150,919	—	—
Total assets	840,981,113	261,697,496	579,283,617	—
Liabilities:
Other Financial Instruments*:
Equity contracts	(27,225)	(26,880)	(345)	—
Total liabilities	(27,225)	(26,880)	(345)	—
Total	$840,953,888	$261,670,616	$579,283,272	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

There were no Level 3 securities held by the Series as of October 31, 2019 or July 31, 2020.

Investment Portfolio - July 31, 2020

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.